Joint operations - Contracts in which Ecopetrol is the operator (Details)	12 Months Ended
Dec. 31, 2020
ONGC Videsh Limited [Member] | Contract where Entity is operator
Disclosure of joint operations [line items]
Contract	RC-9
% Participation	50.00%
Geographic area of operations	Colombia
Talisman Oil Gas [Member]
Disclosure of joint operations [line items]
Contract	Niscota
% Participation	20.00%
Geographic area of operations	Colombia
VMM29 Contract [Member] | ExxonMobil Exploration Colombia [Member] | Contract where Entity is operator
Disclosure of joint operations [line items]
Contract	VMM29
Type	Exploration
% Participation	50.00%
Geographic area of operations	Colombia
CR2 Contract [Member] | ExxonMobil Exploration Colombia [Member] | Contract where Entity is operator
Disclosure of joint operations [line items]
Contract	CR2
Type	Exploration
% Participation	50.00%
Geographic area of operations	Colombia
C62 Contract [Member] | ExxonMobil Exploration Colombia [Member] | Contract where Entity is operator
Disclosure of joint operations [line items]
Contract	C62
Type	Exploration
% Participation	50.00%
Geographic area of operations	Colombia
CPO9 Contract [Member] | Repsol Colombia Oil & Gas limited [Member] | Contract where Entity is operator
Disclosure of joint operations [line items]
Contract	CPO9
Type	Exploration
% Participation	55.00%
Geographic area of operations	Colombia
RC9 Contract [Member] | ONGC Videsh Limited Sucursal Colombiana [Member] | Contract where Entity is operator
Disclosure of joint operations [line items]
Contract	RC9
Type	Exploration
% Participation	50.00%
Geographic area of operations	Colombia
VMM32 Contract [Member] | CPVEN E&P Corp Sucursal Colombia [Member] | Contract where Entity is operator
Disclosure of joint operations [line items]
Contract	VMM32
Type	Exploration
% Participation	51.00%
Geographic area of operations	Colombia
CR4 Contract [Member] | Shell Exploracion and Produccion [Member] | Contract where Entity is operator
Disclosure of joint operations [line items]
Contract	CR4
Type	Exploration
% Participation	50.00%
Geographic area of operations	Colombia
San Jacinto Contract [Member] | SK Innovation Co Ltd. [Member] | Contract where Entity is operator
Disclosure of joint operations [line items]
Contract	San Jacinto
Type	Exploration
% Participation	70.00%
Geographic area of operations	Colombia
Catleya Contract [Member] | Repsol Exploracion Colombia S.A. [Member] | Contract where Entity is operator
Disclosure of joint operations [line items]
Contract	Catleya
Type	Exploration
% Participation	50.00%
Geographic area of operations	Colombia
Cardon Contract [Member] | Emerald Energy PLC Suc. Colombia [Member] | Contract where Entity is operator
Disclosure of joint operations [line items]
Contract	Cardon
Type	Exploration
% Participation	50.00%
Geographic area of operations	Colombia
CPO9 - Akacias Contract [Member] | Repsol Colombia Oil & Gas limited [Member] | Contract where Entity is operator
Disclosure of joint operations [line items]
Contract	CPO9 – Akacias
Type	Production
% Participation	55.00%
Geographic area of operations	Colombia
ORC401 CRC-2004-01 Contract [Member] | Parex Resources Colombia Ltd. [Member] | Contract where Entity is operator
Disclosure of joint operations [line items]
Contract	ORC401 CRC-2004-01
Type	Exploration
% Participation	50.00%
Geographic area of operations	Colombia
La Cira Infantas [Member] | Occidental Andina LLC [Member] | Contract where Entity is operator
Disclosure of joint operations [line items]
Contract	La Cira Infantas
Type	Production
% Participation	58.00%
Geographic area of operations	Colombia
Teca Contract [Member] | Occidental Andina LLC [Member] | Contract where Entity is operator
Disclosure of joint operations [line items]
Contract	Teca
Type	Production
% Participation	76.00%
Guariquies I Contract [Member] | Ramshorn International Limited [Member] | Contract where Entity is operator
Disclosure of joint operations [line items]
Contract	Guariquies I
Type	Production
% Participation	50.00%
Geographic area of operations	Colombia
San Jacinto Rio Paez Contract [Member] | Perenco Oil And Gas [Member] | Contract where Entity is operator
Disclosure of joint operations [line items]
Contract	San Jacinto Rio Paez
Type	Production
% Participation	68.00%
Geographic area of operations	Colombia
San Jacinto Rio Paez Contract [Member] | Cepsa Colombia [Member] | Contract where Entity is operator
Disclosure of joint operations [line items]
Contract	San Jacinto Rio Paez
Type	Production
% Participation	68.00%
Geographic area of operations	Colombia
Mundo Nuevo Contract [Member] | Total Colombia [Member] | Contract where Entity is operator
Disclosure of joint operations [line items]
Contract	Mundo Nuevo
Type	Exploration
% Participation	15.00%
Geographic area of operations	Colombia
Mundo Nuevo Contract [Member] | Talisman Oil Gas [Member] | Contract where Entity is operator
Disclosure of joint operations [line items]
Contract	Mundo Nuevo
Type	Exploration
% Participation	15.00%
Geographic area of operations	Colombia
Block RC-9 Contract- Caribbean Round No. 37-2007 Contract [Member] | ONGC Videsh Limited [Member] | Contract where Entity is operator
Disclosure of joint operations [line items]
Type	Exploration
Clarinero Contract [Member] | Lewis [Member] | Contract where Entity is operator
Disclosure of joint operations [line items]
Contract	Clarinero
Type	Exploration
% Participation	50.00%
Geographic area of operations	Colombia
Alto Magdalena Pipeline Contract [Member] | Emerald Energy [Member] | Contract where Entity is operator
Disclosure of joint operations [line items]
Contract	Oleoducto Alto Magdalena
Type	OAM
% Participation	45.00%
Geographic area of operations	Colombia
Alto Magdalena Pipeline Contract [Member] | Equion Energia Limited [Member] | Contract where Entity is operator
Disclosure of joint operations [line items]
Contract	Oleoducto Alto Magdalena
Type	OAM
% Participation	45.00%
Geographic area of operations	Colombia
Alto Magdalena Pipeline Contract [Member] | Frontera Energy [Member] | Contract where Entity is operator
Disclosure of joint operations [line items]
Contract	Oleoducto Alto Magdalena
Type	OAM
% Participation	45.00%
Geographic area of operations	Colombia
Niscota Contract [Member] | Talisman Oil Gas [Member] | Contract where Entity is operator
Disclosure of joint operations [line items]
Contract	Niscota
Type	Production
% Participation	20.00%
Geographic area of operations	Colombia